UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Global Growth Portfolio as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 0.8%
Ceradyne, Inc.(1)	24,800	$771,528
		$771,528
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$238,501
		$238,501
Automobiles — 0.6%
Toyota Motor Corp.	10,000	$542,354
		$542,354
Beverages — 2.1%
Diageo PLC ADR	10,000	$821,000
Fomento Economico Mexicano SA de C.V. ADR	21,000	840,000
Heineken Holding NV	6,500	330,460
		$1,991,460
Biotechnology — 0.5%
Genzyme Corp.(1)	6,600	$468,072
		$468,072
Capital Markets — 0.9%
Aberdeen Asset Management PLC	1,900	$5,032
Affiliated Managers Group, Inc.(1)(2)	5,200	501,020
UBS AG	11,000	358,175
		$864,227
Chemicals — 1.4%
Agrium, Inc.(2)	12,000	$885,240
BASF SE SP ADR	3,500	455,000
		$1,340,240
Commercial Banks — 4.6%
Australia and New Zealand Banking Group, Ltd.	15,000	$303,942
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	410,200
Banco Itau Holding Financeira SA ADR	22,000	557,480
Banco Santander Central Hispano SA ADR(2)	47,000	835,660
Barclays PLC ADR(2)	10,400	390,728
BNP Paribas SA	4,500	402,286

Security	Shares	Value
Commercial Banks (continued)
DBS Group Holdings, Ltd.	63,000	$767,279
Kookmin Bank	7,000	431,407
UniCredit SpA	45,000	331,047
		$4,430,029
Commercial Services & Supplies — 0.3%
Corporate Executive Board Co.	6,200	$251,782
		$251,782
Communications Equipment — 3.8%
Nokia Oyj ADR	22,000	$792,220
Research In Motion, Ltd.(1)	20,300	2,107,140
Riverbed Technology, Inc.(1)	37,989	762,059
		$3,661,419
Computer Peripherals — 2.5%
Apple, Inc.(1)	6,300	$787,626
Brocade Communications Systems, Inc.(1)	162,000	1,245,780
Lenovo Group, Ltd.	530,000	356,108
		$2,389,514
Construction & Engineering — 1.5%
Foster Wheeler, Ltd.(1)	12,000	$785,400
Italian-Thai Development PCL, NVDR(1)	1,000,000	282,013
Northwest Pipe Co.(1)	3,000	125,220
Vinci SA	4,000	276,194
		$1,468,827
Construction Materials — 0.4%
Lafarge Malayan Cement Berhad	270,000	$434,684
		$434,684
Containers & Packaging — 0.7%
Owens-Illinois, Inc.(1)	12,879	$727,020
		$727,020
Diversified Financial Services — 1.0%
ING Groep NV ADR	28,400	$946,004
		$946,004

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Diversified Telecommunication Services — 3.6%
BT Group PLC ADR	8,000	$362,160
France Telecom SA ADR	38,000	1,271,100
Koninklijke KPN NV	54,000	1,019,384
Telefonica S.A.	30,000	868,069
		$3,520,713
Electric Utilities — 2.5%
E.ON AG ADR(2)	18,600	$1,176,450
Enel SpA	60,000	647,400
Scottish and Southern Energy PLC	19,000	556,175
		$2,380,025
Electrical Equipment — 1.7%
ABB, Ltd. ADR	26,000	$651,040
JA Solar Holdings Co., Ltd. ADR(1)	71,400	1,020,306
		$1,671,346
Energy Equipment & Services — 2.9%
Acergy SA ADR	38,500	$826,210
Compagnie Generale de Geophysique-Veritas(1)	1,000	243,951
Diamond Offshore Drilling, Inc.	10,100	1,220,383
Fred Olsen Energy ASA	9,200	515,910
		$2,806,454
Food Products — 1.2%
Nestle SA	2,400	$1,143,133
		$1,143,133
Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$222,697
		$222,697
Health Care Providers & Services — 0.2%
Bumrungrad Hospital Public Co., Ltd.	180,000	$211,597
		$211,597
Health Services — 0.2%
Healthways, Inc.(1)(2)	6,803	$233,683
		$233,683

Security	Shares	Value
Household Durables — 2.2%
Centex Corp.	21,500	$477,085
Hovnanian Enterprises, Inc.(1)(2)	35,000	318,850
Lennar Corp., Class A(2)	36,500	679,265
Pulte Homes, Inc.	46,000	622,840
		$2,098,040
Industrial Conglomerates — 1.5%
Keppel Corp., Ltd.	160,000	$1,206,054
SM Investments Corp.	30,000	209,900
		$1,415,954
Insurance — 1.2%
Axa ADR	27,200	$915,552
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	264,347
		$1,179,899
Internet & Catalog Retail — 1.1%
Priceline.com, Inc.(1)(2)	9,800	$1,117,396
		$1,117,396
Internet Software & Services — 4.0%
Ariba, Inc.(1)	52,688	$469,977
Bankrate, Inc.(1)(2)	21,200	895,912
Equinix, Inc.(1)(2)	5,400	374,490
Google, Inc., Class A(1)	2,447	1,152,977
Omniture, Inc.(1)(2)	20,200	464,196
SAVVIS, Inc.(1)(2)	15,000	291,450
VeriSign, Inc.(1)	6,000	208,800
		$3,857,802
IT Services — 1.0%
Euronet Worldwide, Inc.(1)	21,500	$464,400
MasterCard, Inc., Class A(2)	2,850	541,500
		$1,005,900
Machinery — 2.8%
Atlas Copco AB, Class B	36,000	$511,564
Flowserve Corp.	4,900	533,610
Joy Global, Inc.	4,800	318,576
Komatsu, Ltd.	24,000	608,449
Titan International, Inc.(2)	21,000	713,790
		$2,685,989

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Marine — 0.5%
Cosco Corp., Ltd.	65,000	$184,471
Horizon Lines, Inc., Class A(2)	13,000	262,210
		$446,681
Media — 0.0%
CTC Media, Inc.(1)(2)	1,027	$30,153
		$30,153
Metals & Mining — 10.7%
Anglo American PLC ADR	19,110	$606,169
BHP Billiton, Ltd.	8,000	290,658
Companhia Vale do Rio Doce ADR	28,000	820,960
Eldorado Gold Corp.(1)	120,103	840,721
Gammon Gold, Inc.(1)(2)	15,045	130,440
Golden Star Resources, Ltd.(1)(2)	294,000	1,211,280
IAMGOLD Corp.	51,628	417,671
JSC MMC Norilsk Nickel ADR	33,000	971,850
Patriot Coal Corp.(1)(2)	610	32,757
Rio Tinto PLC ADR(2)	4,400	1,999,580
Roca Mines, Inc.(1)	41,254	128,471
Silver Wheaton Corp.(1)(2)	30,900	535,188
Thompson Creek Metals Co., Inc.(1)	104,798	2,150,745
United States Steel Corp.	2,500	271,125
		$10,407,615
Multiline Retail — 1.2%
Big Lots, Inc.(1)(2)	34,400	$579,640
Dollar Tree Stores, Inc.(1)	21,000	563,430
		$1,143,070
Multi-Utilities — 1.4%
National Grid PLC	30,000	$435,467
RWE AG	7,400	894,958
		$1,330,425
Oil, Gas & Consumable Fuels — 12.0%
Addax Petroleum Corp.	6,000	$275,679
Arch Coal, Inc.	17,218	879,668
CONSOL Energy, Inc.	4,640	352,547
Goodrich Petroleum Corp.(1)(2)	33,579	810,261
Hess Corp.	27,100	2,525,178

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Massey Energy Co.	27,293	$1,044,230
Nexen, Inc.	16,000	498,880
Peabody Energy Corp.(2)	11,316	640,712
Petroleo Brasileiro SA ADR	12,000	1,175,160
Rosetta Resources, Inc.(1)	15,000	306,900
Sibir Energy PLC	25,000	268,423
StatoilHydro ASA ADR	17,795	543,459
Sunoco, Inc.	6,700	409,236
Total SA ADR	18,000	1,357,020
Uranium One, Inc.(1)	106,540	564,573
		$11,651,926
Personal Products — 0.7%
Bare Escentuals, Inc.(1)(2)	24,000	$657,120
		$657,120
Pharmaceuticals — 3.5%
AstraZeneca PLC ADR	6,000	$225,780
Elan Corp. PLC ADR(1)(2)	52,000	1,184,040
Novartis AG ADR	8,000	393,200
Perrigo Co.	4,000	133,680
Roche Holding AG(2)	5,000	978,523
Shire PLC ADR	8,900	520,116
		$3,435,339
Real Estate Investment Trusts (REITs) — 3.3%
Annaly Capital Management, Inc.	145,886	$3,018,381
MFA Mortgage Investments, Inc.	18,904	180,722
		$3,199,103
Real Estate Management & Development — 0.5%
Sun Hung Kai Properties, Ltd.	25,000	$435,698
Xinyuan Real Estate Co., Ltd. ADR(1)	2,492	30,652
		$466,350
Road & Rail — 0.2%
MTR Corp.	62,000	$229,807
		$229,807

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 5.0%
Atheros Communications, Inc.(1)	23,800	$578,816
Cavium Networks, Inc.(1)(2)	22,700	322,794
Intersil Corp., Class A	21,000	488,670
Marvell Technology Group, Ltd.(1)(2)	18,000	203,580
MEMC Electronic Materials, Inc.(1)	22,800	1,739,184
Renesola, Ltd.(1)	180,000	931,030
Renesola, Ltd. ADR(1)(2)	56,875	604,581
		$4,868,655
Software — 2.9%
Concur Technologies, Inc.(1)(2)	8,000	$233,920
Nintendo Co., Ltd.	4,300	2,136,530
UbiSoft Entertainment SA(1)	5,000	420,226
		$2,790,676
Specialty Retail — 2.1%
AutoNation, Inc.(1)	13,800	$201,066
Coldwater Creek, Inc.(1)(2)	73,000	403,690
Group 1 Automotive, Inc.(2)	8,400	205,800
Men's Wearhouse, Inc. (The)	8,000	184,320
PetSmart, Inc.	11,800	254,054
Pier 1 Imports, Inc.(1)	94,639	495,908
TJX Companies, Inc. (The)	8,300	265,600
		$2,010,438
Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.(1)	17,614	$534,056
Crocs, Inc.(1)(2)	36,200	880,384
Under Armour, Inc., Class A(1)(2)	10,000	368,200
		$1,782,640
Tobacco — 0.7%
British American Tobacco PLC	17,500	$656,904
		$656,904
Trading Companies & Distributors — 1.8%
Mitsubishi Corp.	40,000	$1,217,899
Mitsui & Co., Ltd.	25,000	542,563
		$1,760,462

Security	Shares	Value
Water Utilities — 0.3%
Manila Water Co., Inc.	588,500	$265,033
		$265,033
Wireless Telecommunication Services — 3.0%
China Mobile, Ltd. ADR	7,500	$559,650
Philippine Long Distance Telephone Co. ADR	10,000	709,500
Turkcell Iletisim Hizmetleri AS ADR	50,000	1,261,500
Vodafone Group PLC ADR	12,000	386,760
		$2,917,410
Total Common Stocks (identified cost $80,827,351)		$96,126,096
Short-Term Investments — 23.5%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 3.86%(3)(4)	22,309	$22,309,461
Investment in Cash Management Portfolio, 3.37%(3)	$506	505,575
Total Short-Term Investments (identified cost $22,815,036)		$22,815,036
Total Investments — 122.7% (identified cost $103,642,387)		$118,941,132
Other Assets, Less Liabilities — (22.7)%		$(21,977,669)
Net Assets — 100.0%		$96,963,463

ADR - American Depository Receipt

NVDR - Non Voting Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at February 29, 2008.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2008.

(4)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 29, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	38.6%	$37,424,062
Canada	10.1	9,746,028
United Kingdom	8.2	7,939,543
Japan	5.5	5,286,295
France	5.1	4,886,330
Switzerland	3.6	3,524,070
Germany	2.9	2,790,754
Brazil	2.6	2,553,600
Netherlands	2.4	2,295,848
Singapore	2.2	2,157,804
Spain	2.2	2,113,929
China	2.0	1,966,716
Norway	1.9	1,885,580
Turkey	1.3	1,261,500
Philippines	1.2	1,184,434
Ireland	1.2	1,184,040
Bermuda	1.0	988,980
Italy	1.0	978,447
Russia	1.0	971,850
Mexico	0.9	840,000
Finland	0.8	792,220
Hong Kong	0.7	665,505
South Korea	0.7	654,104
Australia	0.6	594,600
Sweden	0.5	511,564
Thailand	0.5	493,609
Malaysia	0.5	434,684
Long-Term Investments	99.2%	$96,126,096
Short-Term Investments		$22,815,036
Total Investments		$118,941,132

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 29, 2008

Assets
Unaffiliated investments, at value including $21,358,627 of securities on loan (identified cost, $80,827,351)	$96,126,096
Affiliated investments, at value (identified cost, $22,815,036)	22,815,036
Receivable for investments sold	1,307,860
Dividends and interest receivable	96,018
Interest receivable from affiliated investment	641
Securities lending income receivable	35,531
Tax reclaims receivable	112,674
Total assets	$120,493,856
Liabilities
Collateral for securities loaned	$22,309,461
Payable for investments purchased	1,035,213
Payable to affiliate for investment advisory fee	61,464
Payable to affiliate for administration fee	19,376
Accrued foreign capital gains taxes	5,646
Payable to affiliate for Trustees' fees	324
Accrued expenses	98,909
Total liabilities	$23,530,393
Net Assets applicable to investors' interest in Portfolio	$96,963,463
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$81,657,977
Net unrealized appreciation (computed on the basis of identified cost)	15,305,486
Total	$96,963,463

Statement of Operations

For the Six Months Ended
February 29, 2008

Investment Income
Dividends (net of foreign taxes, $27,104)	$955,556
Interest	79
Securities lending income, net	94,662
Interest income allocated from affiliated investment	60,732
Expenses allocated from affiliated investment	(5,967)
Total investment income	$1,105,062
Expenses
Investment adviser fee	$382,942
Administration fee	128,933
Trustees' fees and expenses	4,822
Custodian fee	88,180
Legal and accounting services	27,138
Miscellaneous	5,719
Total expenses	$637,734
Net investment income	$467,328
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$3,704,179
Foreign currency transactions	(9,934)
Net realized gain	$3,694,245
Change in unrealized appreciation (depreciation) — Investments (identified cost basis), net of increase in accrued foreign capital gains taxes of $5,646	$(4,054,225)
Foreign currency	9,689
Net change in unrealized appreciation (depreciation)	$(4,044,536)
Net realized and unrealized loss	$(350,291)
Net increase in net assets from operations	$117,037

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 29, 2008 (Unaudited)	Year Ended August 31, 2007
From operations — Net investment income	$467,328	$631,989
Net realized gain from investment and foreign currency transactions	3,694,245	10,177,291
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(4,044,536)	11,662,352
Net increase in net assets from operations	$117,037	$22,471,632
Capital transactions — Contributions	$14,297,628	$14,115,802
Withdrawals	(14,035,914)	(23,318,279)
Net increase (decrease) in net assets from capital transactions	$261,714	$(9,202,477)
Net increase in net assets	$378,751	$13,269,155
Net Assets
At beginning of period	$96,584,712	$83,315,557
At end of period	$96,963,463	$96,584,712

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 29, 2008		Year Ended August 31,
	(Unaudited)		2007		2006		2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(5)	1.25	%(1)	1.28%		1.29	%(2)	1.29	%(2)	1.25%	1.24%
Net investment income	0.91	%(1)(3)	0.70	%(4)	0.22%		0.40%		0.55%	0.35%
Portfolio Turnover	62%		94%		186%		130%		164%	93%
Total Return	0.61	%(6)	29.26%		13.43%		19.06%		5.42%	15.23%
Net assets, end of period (000's omitted)	$96,963		$96,585		$83,316		$82,344		$86,617	$99,073

(1)  Annualized.

(2)  The investment advisers voluntarily waived a portion of their investment advisory fee (equal to 0.04% and less than 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(3)  Includes a dividend resulting from a corporate action equal to 0.91% of average daily assets.

(4)  Includes special dividends equal to 0.35% of average daily net assets.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Not annualized.

See notes to financial statements

Global Growth Portfolio as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Global Growth Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to provide long-term capital growth by investing in a global and diversified portfolio of common stocks of companies expected to grow in value over time. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2008, Eaton Vance Global Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification

Global Growth Portfolio as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of February 29, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended August 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 29, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Global Growth Portfolio as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio's average daily net assets up to and including $500 million, and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Eagle Global Advisors, L.L.C. (Eagle), a portion of its advisory fee for sub-advisory services provided to the Portfolio. The portion of the adviser fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's adviser fee. For the six months ended February 29, 2008, the Portfolio's adviser fee totaled $388,641 of which $5,699 was allocated from Cash Management and $382,942 was paid or accrued directly by the Portfolio. For the six months ended February 29, 2008, the Portfolio's adviser fee, including the portion allocated from Cash Management, was 0.75% (annualized) of the Portfolio's average daily net assets.

In addition, an administration fee is earned by EVM for administering the business affairs of the Portfolio and is computed at an annual rate of 0.25% of the Portfolio's average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2008, the administration fee was 0.25% (annualized) of the Portfolio's average daily net assets and amounted to $128,933.

Except for Trustees of the Portfolio who are not members of EVM's, BMR's or Eagle's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser and administration fees. Trustees of the Portfolio who are not affiliated with BMR and Eagle may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,364,768 and $62,658,939, respectively, for the six months ended February 29, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,685,149
Gross unrealized appreciation	$19,948,042
Gross unrealized depreciation	(4,692,059)
Net unrealized appreciation	$15,255,983

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2008.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally

Global Growth Portfolio as of February 29, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $391,835 for the six months ended February 29, 2008. At February 29, 2008, the value of the securities loaned and the value of the collateral amounted to $21,358,627 and $22,309,461, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;`

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement between the Global Growth Portfolio (the "Portfolio") and Boston Management and Research ("BMR" or the "Adviser") and the sub-advisory agreement with Eagle Global Advisors, L.L.C. ("Eagle" or the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement with BMR and sub-advisory agreement with Eagle for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by BMR and by Eagle.

The Board considered BMR's and Eagle's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and who also supervise Eagle's management of the foreign portion of the Portfolio. The Board specifically noted BMR's in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of BMR, relevant affiliates thereof, and Eagle. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by BMR and Eagle, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement with respect to BMR, and consistent with the investment sub-advisory agreement with respect to Eagle.

Eaton Vance Global Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board noted that the domestic portion of the Portfolio has been managed by BMR since the Fund's inception and that the foreign portion of the Portfolio has been managed by Eagle since April 1, 2006. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods with respect to the domestic portion of the Portfolio and concluded that such performance was satisfactory. With regard to the foreign portion of the Portfolio, the Board concluded that it would be appropriate to allow additional time to evaluate the performance of Eagle.

Management Fees and Expenses

The Board reviewed management fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by BMR, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Portfolio and other advisory clients. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser's profitability in managing the Portfolio was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by BMR and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of BMR and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by BMR and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause BMR and its affiliates, Eagle, and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Global Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance Global Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer John E. Pelletier Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Global Growth Portfolio

Officers
Duncan W. Richardson
President
Edward R. Allen, III
Vice President
Arieh Coll
Vice President
Thomas N. Hunt, III
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph. F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Sponsor and Manager of Eaton Vance Global Growth Fund
and Administrator of Global Growth Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Global Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Global Growth Portfolio

Eagle Global Advisors, L.L.C.

5847 San Felipe, Suite 930
Houston, TX 77057

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Global Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

424-4/08  IASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 14, 2008

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 14, 2008